Shareholders' Equity and Earnings per Share	12 Months Ended
Dec. 31, 2013
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Shareholders' Equity and Earnings per Share
Shareholders’ equity and earnings per share
Stock repurchases
The Company occasionally repurchases shares of its common stock to satisfy employee tax withholding obligations in association with the exercise of stock appreciation rights and performance-based stock awards. These repurchases, which are not part of a publicly announced plan or program, totaled 575,845 shares during 2013, 126,765 shares during 2012, and 94,295 shares during 2011, at a cost of $22,187 and $4,167 and $3,145, respectively.
The Company’s Board of Directors has authorized the repurchase of up to 5,000,000 shares of the Company’s common stock, all of which were available to be repurchased as of December 31, 2012. During 2013, a total of 132,500 shares were purchased at a cost of $5,052. Accordingly, at December 31, 2013, a total of 4,867,500 shares remain available for repurchase.

Earnings per share
The following table sets forth the computation of basic and diluted earnings per share:

	2013	2012	2011
Numerator:
Net income attributable to Sonoco	$219,113	$196,010	$217,517
Denominator:
Weighted average common shares outstanding	102,577,000	101,804,000	101,071,000
Dilutive effect of stock-based compensation	671,000	769,000	1,102,000
Diluted outstanding shares	103,248,000	102,573,000	102,173,000
Per common share:
Net income attributable to Sonoco:
Basic	$2.14	$1.93	$2.15
Diluted	$2.12	$1.91	$2.13

The Company paid dividends totaling $1.23, $1.19, and $1.15 per share in 2013, 2012 and 2011, respectively.
Certain stock appreciation rights to purchase shares of the Company’s common stock are not dilutive because the exercise price is greater than the market price of the stock at the end of the fiscal year or they have not fully vested. The average number of shares that were not dilutive and therefore not included in the computation of diluted income per share was as follows for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Anti-dilutive stock appreciation rights	1,100,233	2,440,270	1,753,451

These stock appreciation rights may become dilutive in future periods if the market price of the Company’s common stock appreciates. No adjustments were made to reported net income in the computation of earnings per share.
Noncontrolling interests
In April 2011, the Company acquired the remaining 49% interest in its 51%-owned subsidiary, Sonoco For Plas do Brazil Ltda., for $5,718 in cash. As a result of the transaction, the Company wrote off the $2,727 carrying amount of noncontrolling interest and recorded a reduction in Capital in excess of stated value of $2,991.